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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 3/31/2007 Check here if Amendment |_|: Amendment Number: __________

                        This Amendment (Check only one):
                        |_| is a restatement
                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
Address:  71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606

Form 13F File Number 28-11638

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael R. Murphy
Title:    Managing Member of Discovery Group I, LLC
Phone:    312-920-2135

Signature, Place, and Date of Signing:


/s/ Michael R. Murphy
-------------------------------------
(Signature)

Chicago, Illinois
(City, State)

5/10/2007

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                 2
          --------

Form 13F Information Table Entry Total:
                40
          --------

Form 13F Information Table Value Total:
          $179,685 (thousands)
          --------

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY
                                  WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
1     28-11635               DANIEL J. DONOGHUE
2     28-11637               DISCOVERY GROUP I, LLC

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                              13F Information Table
                                    3/31/2007

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                                                                                             VOTING AUTHORITY

           NAME OF               TITLE OF                VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER
           ISSUER                 CLASS        CUSIP   (X $1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS SOLE   SHARED   NONE
ASHWORTH INC                       COM       04516H101     3,031    796,677  SH      SHARED-OTHER   1, 2           796,677
CASCADE MICROTECH INC              COM       147322101    14,564  1,022,004  SH      SHARED-OTHER   1, 2         1,022,004
CHOLESTECH CORP                    COM       170393102     8,197    475,469  SH      SHARED-OTHER   1, 2           475,469
COMM BANCORP INC                   COM       200468106       554     11,193  SH      SHARED-OTHER   1, 2            11,193
DYNAMICS RESH CORP                 COM       268057106     4,099    361,177  SH      SHARED-OTHER   1, 2           361,177
ELECTRONIC CLEARING HOUSE IN  COM PAR.01 NEW 285562500     9,487    817,119  SH      SHARED-OTHER   1, 2           817,119
ENCORE CAP GROUP INC               COM       292554102       858     86,285  SH      SHARED-OTHER   1, 2            86,285
EXACTECH INC                       COM       30064E109     3,589    225,884  SH      SHARED-OTHER   1, 2           225,884
FAUQUIER BANKSHARES INC VA         COM       312059108       265     10,589  SH      SHARED-OTHER     1             10,589
FIDELITY SOUTHN CORP NEW           COM       316394105     2,110    110,813  SH      SHARED-OTHER     1            110,813
FIRST BUS FINL SVCS INC WIS        COM       319390100       972     43,200  SH      SHARED-OTHER     1             43,200
FIRST CTZNS BANC CORP           COM NO PAR   319459202     1,171      1,682  SH      SHARED-OTHER     1              1,682
FIRST LONG IS CORP                 COM       320734106       515     11,596  SH      SHARED-OTHER     1             11,596
FIRST MARINER BANCORP              COM       320795107     1,579    103,849  SH      SHARED-OTHER     1            103,849
FNB FINANCIAL SERVICES CORP        COM       302526108       993     64,789  SH      SHARED-OTHER     1             64,789
FRANKLIN BK CORP DEL               COM       352451108     1,187     66,148  SH      SHARED-OTHER     1             66,148
FRANKLIN CR MGMT CORP            COM NEW     353487200       625    137,733  SH      SHARED-OTHER     1            137,733
GREENFIELD ONLINE INC              COM       395150105    16,360  1,028,918  SH      SHARED-OTHER   1, 2         1,028,918
HAWK CORP                          CL A      420089104     8,555    858,075  SH      SHARED-OTHER   1, 2           858,075
HUTTIG BLDG PRODS INC              COM       448451104     8,556  1,414,200  SH      SHARED-OTHER   1, 2         1,414,200
LINCOLN BANCORP IND                COM       532879103     1,591     83,152  SH      SHARED-OTHER     1             83,152
MASSBANK CORP READ MASS            COM       576152102       938     28,611  SH      SHARED-OTHER     1             28,611
MATRIXX INITIATIVES INC            COM       57685L105     4,647    285,954  SH      SHARED-OTHER   1, 2           285,954
MEDIWARE INFORMATION SYS INC       COM       584946107     1,833    202,325  SH      SHARED-OTHER   1, 2           202,325
MERCHANTS BANCSHARES               COM       588448100       439     19,157  SH      SHARED-OTHER   1, 2            19,157
NAPCO SEC SYS INC                  COM       630402105       123     23,300  SH      SHARED-OTHER   1, 2            23,300
NATIONAL MED HEALTH CARD SYS     COM NEW     636918302    11,646    752,317  SH      SHARED-OTHER   1, 2           752,317
NEW FRONTIER MEDIA INC             COM       644398109     1,438    159,798  SH      SHARED-OTHER   1, 2           159,798
NUTRACEUTICAL INTL CORP            COM       67060Y101     3,847    233,174  SH      SHARED-OTHER   1, 2           233,174
OLD SECOND BANCORP INC ILL         COM       680277100     1,860     67,900  SH      SHARED-OTHER     1             67,900
POLYMEDICA CORP                    COM       731738100    15,234    359,880  SH      SHARED-OTHER     1            359,880
RADYNE CORP                      COM NEW     750611402    14,395  1,578,427  SH      SHARED-OTHER   1, 2         1,578,427
RTW INC                          COM NEW     74974R206       251     30,701  SH      SHARED-OTHER     1             30,701
S1 CORPORATION                     COM       78463B101     2,282    380,330  SH      SHARED-OTHER   1, 2           380,330
SPANISH BROADCASTING SYS INC       CL A      846425882    13,756  3,493,029  SH      SHARED-OTHER   1, 2         3,493,029
SUSSEX BANCORP                     COM       869245100     1,968    131,210  SH      SHARED-OTHER     1            131,210
TAYLOR CAP GROUP INC               COM       876851106       245      7,000  SH      SHARED-OTHER     1              7,000
TESSCO TECHNOLOGIES INC            COM       872386107    10,390    382,112  SH      SHARED-OTHER   1, 2           382,112
TIB FINL CORP                      COM       872449103     1,404     93,596  SH      SHARED-OTHER     1             93,596
WARWICK VALLEY TEL CO              COM       936750108     4,131    255,030  SH      SHARED-OTHER   1, 2           255,030

   TOTAL                                                 179,685 16,214,403                                     16,214,403